INCOME TAXES - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Valuation allowance	$ 64,142	$ 48,312
Change in valuation allowance	15,830	$ 12,870
Deferred taxes provided on Unremitted Foreign Earnings	0
Federal
INCOME TAXES
Net operating loss carryforwards	$ 172,668
Annual taxable income utilization limit (in Percentage)	80.00%
Change in valuation allowance	$ 12,608
Federal | Research and development
INCOME TAXES
Tax credit carryforward amount	$ 3,503
Tax credit carryforward expiration date	Dec. 31, 2039
State
INCOME TAXES
Net operating loss carryforwards	$ 157,844
Net operating loss carryforwards expiration date	Dec. 31, 2039
Change in valuation allowance	$ 3,222
State | Research and development
INCOME TAXES
Tax credit carryforward amount	$ 1,527
Tax credit carryforward expiration date	Dec. 31, 2035
Foreign
INCOME TAXES
Net operating loss carryforwards	$ 3,867
Change in valuation allowance	$ 0